Segments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	¥ 403,686,223	¥ 290,297,984	¥ 203,548,005
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Revenues	216,769,317	189,690,538	157,617,605
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Revenues	186,916,906	100,607,446	45,930,400
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	199,259,020	128,892,234	68,345,506
Holographic Solutions [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Revenues	12,342,114	28,284,788	22,415,106
Holographic Solutions [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Revenues	186,916,906	100,607,446	45,930,400
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues	204,427,203	161,405,750	135,202,499
Holographic Technology Service [Member] | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Revenues	204,427,203	161,405,750	135,202,499
Holographic Technology Service [Member] | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Revenues